Plan Assets by Asset Category (Details) - USD ($) $ in Millions		Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
U.S. Pension Plans
Retirement Plans [Line Items]
Fair value of plan assets		$ 2,947	$ 2,283	$ 2,504
Total Plan Assets		3,293	2,606
U.S. Pension Plans | Cash
Retirement Plans [Line Items]
Fair value of plan assets		38	75
U.S. Pension Plans | Large-Cap
Retirement Plans [Line Items]
Fair value of plan assets		692	500
U.S. Pension Plans | Small-Cap
Retirement Plans [Line Items]
Fair value of plan assets		267	235
U.S. Pension Plans | International-Developed
Retirement Plans [Line Items]
Fair value of plan assets		655	472
U.S. Pension Plans | Government
Retirement Plans [Line Items]
Fair value of plan assets		345	248
U.S. Pension Plans | Corporate/Other
Retirement Plans [Line Items]
Fair value of plan assets		950	753
U.S. Pension Plans | Real Estate
Retirement Plans [Line Items]
Real Estate Investments Measured at Net Asset Value	[1]	346	323
Non-U.S. Pension
Retirement Plans [Line Items]
Fair value of plan assets		2,484	1,126	1,201
Real Estate Investments Measured at Net Asset Value	[1]		51
Total Plan Assets		2,536	1,177
Non-U.S. Pension | Cash
Retirement Plans [Line Items]
Fair value of plan assets		90	98
Non-U.S. Pension | Large-Cap
Retirement Plans [Line Items]
Fair value of plan assets		317	68
Non-U.S. Pension | International-Developed
Retirement Plans [Line Items]
Fair value of plan assets		453	104
Non-U.S. Pension | International - Emerging
Retirement Plans [Line Items]
Fair value of plan assets		19	16
Non-U.S. Pension | Government
Retirement Plans [Line Items]
Fair value of plan assets		864	441
Non-U.S. Pension | Corporate/Other
Retirement Plans [Line Items]
Fair value of plan assets		561	220
Non-U.S. Pension | Hedge Funds
Retirement Plans [Line Items]
Fair value of plan assets		169	172
Non-U.S. Pension | Real Estate
Retirement Plans [Line Items]
Fair value of plan assets			7
Real Estate Investments Measured at Net Asset Value	[1]	52
Postretirement Benefits
Retirement Plans [Line Items]
Fair value of plan assets		196	194	219
Total Plan Assets		196	194
Postretirement Benefits | Cash
Retirement Plans [Line Items]
Fair value of plan assets		7	10
Postretirement Benefits | Large-Cap
Retirement Plans [Line Items]
Fair value of plan assets		31	30
Postretirement Benefits | Small-Cap
Retirement Plans [Line Items]
Fair value of plan assets		10	10
Postretirement Benefits | International-Developed
Retirement Plans [Line Items]
Fair value of plan assets		23	22
Postretirement Benefits | International - Emerging
Retirement Plans [Line Items]
Fair value of plan assets		12	10
Postretirement Benefits | Government
Retirement Plans [Line Items]
Fair value of plan assets		23	22
Postretirement Benefits | Corporate/Other
Retirement Plans [Line Items]
Fair value of plan assets		65	67
Postretirement Benefits | Commodities
Retirement Plans [Line Items]
Fair value of plan assets		12	12
Postretirement Benefits | Real Estate
Retirement Plans [Line Items]
Fair value of plan assets		13	11
Quoted Prices in Active Markets (Level 1) | U.S. Pension Plans
Retirement Plans [Line Items]
Fair value of plan assets		2,268	2,114
Quoted Prices in Active Markets (Level 1) | U.S. Pension Plans | Cash
Retirement Plans [Line Items]
Fair value of plan assets		38	75
Quoted Prices in Active Markets (Level 1) | U.S. Pension Plans | Large-Cap
Retirement Plans [Line Items]
Fair value of plan assets		499	500
Quoted Prices in Active Markets (Level 1) | U.S. Pension Plans | Small-Cap
Retirement Plans [Line Items]
Fair value of plan assets		252	235
Quoted Prices in Active Markets (Level 1) | U.S. Pension Plans | International-Developed
Retirement Plans [Line Items]
Fair value of plan assets		566	472
Quoted Prices in Active Markets (Level 1) | U.S. Pension Plans | Government
Retirement Plans [Line Items]
Fair value of plan assets		280	217
Quoted Prices in Active Markets (Level 1) | U.S. Pension Plans | Corporate/Other
Retirement Plans [Line Items]
Fair value of plan assets		633	615
Quoted Prices in Active Markets (Level 1) | Non-U.S. Pension
Retirement Plans [Line Items]
Fair value of plan assets		1,269	804
Quoted Prices in Active Markets (Level 1) | Non-U.S. Pension | Cash
Retirement Plans [Line Items]
Fair value of plan assets		90	98
Quoted Prices in Active Markets (Level 1) | Non-U.S. Pension | Large-Cap
Retirement Plans [Line Items]
Fair value of plan assets		152	68
Quoted Prices in Active Markets (Level 1) | Non-U.S. Pension | International-Developed
Retirement Plans [Line Items]
Fair value of plan assets		160	104
Quoted Prices in Active Markets (Level 1) | Non-U.S. Pension | International - Emerging
Retirement Plans [Line Items]
Fair value of plan assets		19	16
Quoted Prices in Active Markets (Level 1) | Non-U.S. Pension | Government
Retirement Plans [Line Items]
Fair value of plan assets		452	319
Quoted Prices in Active Markets (Level 1) | Non-U.S. Pension | Corporate/Other
Retirement Plans [Line Items]
Fair value of plan assets		385	192
Quoted Prices in Active Markets (Level 1) | Non-U.S. Pension | Hedge Funds
Retirement Plans [Line Items]
Fair value of plan assets		0	0
Quoted Prices in Active Markets (Level 1) | Non-U.S. Pension | Real Estate
Retirement Plans [Line Items]
Fair value of plan assets		11	7
Quoted Prices in Active Markets (Level 1) | Postretirement Benefits
Retirement Plans [Line Items]
Fair value of plan assets		196	194
Quoted Prices in Active Markets (Level 1) | Postretirement Benefits | Cash
Retirement Plans [Line Items]
Fair value of plan assets		7	10
Quoted Prices in Active Markets (Level 1) | Postretirement Benefits | Large-Cap
Retirement Plans [Line Items]
Fair value of plan assets		31	30
Quoted Prices in Active Markets (Level 1) | Postretirement Benefits | Small-Cap
Retirement Plans [Line Items]
Fair value of plan assets		10	10
Quoted Prices in Active Markets (Level 1) | Postretirement Benefits | International-Developed
Retirement Plans [Line Items]
Fair value of plan assets		23	22
Quoted Prices in Active Markets (Level 1) | Postretirement Benefits | International - Emerging
Retirement Plans [Line Items]
Fair value of plan assets		12	10
Quoted Prices in Active Markets (Level 1) | Postretirement Benefits | Government
Retirement Plans [Line Items]
Fair value of plan assets		23	22
Quoted Prices in Active Markets (Level 1) | Postretirement Benefits | Corporate/Other
Retirement Plans [Line Items]
Fair value of plan assets		65	67
Quoted Prices in Active Markets (Level 1) | Postretirement Benefits | Commodities
Retirement Plans [Line Items]
Fair value of plan assets		12	12
Quoted Prices in Active Markets (Level 1) | Postretirement Benefits | Real Estate
Retirement Plans [Line Items]
Fair value of plan assets		13	11
Significant Other Observable Inputs (Level 2) | U.S. Pension Plans
Retirement Plans [Line Items]
Fair value of plan assets		679	169
Significant Other Observable Inputs (Level 2) | U.S. Pension Plans | Cash
Retirement Plans [Line Items]
Fair value of plan assets		0	0
Significant Other Observable Inputs (Level 2) | U.S. Pension Plans | Large-Cap
Retirement Plans [Line Items]
Fair value of plan assets		193	0
Significant Other Observable Inputs (Level 2) | U.S. Pension Plans | Small-Cap
Retirement Plans [Line Items]
Fair value of plan assets		15	0
Significant Other Observable Inputs (Level 2) | U.S. Pension Plans | International-Developed
Retirement Plans [Line Items]
Fair value of plan assets		89	0
Significant Other Observable Inputs (Level 2) | U.S. Pension Plans | Government
Retirement Plans [Line Items]
Fair value of plan assets		65	31
Significant Other Observable Inputs (Level 2) | U.S. Pension Plans | Corporate/Other
Retirement Plans [Line Items]
Fair value of plan assets		317	138
Significant Other Observable Inputs (Level 2) | Non-U.S. Pension
Retirement Plans [Line Items]
Fair value of plan assets		1,215	322
Significant Other Observable Inputs (Level 2) | Non-U.S. Pension | Cash
Retirement Plans [Line Items]
Fair value of plan assets		0	0
Significant Other Observable Inputs (Level 2) | Non-U.S. Pension | Large-Cap
Retirement Plans [Line Items]
Fair value of plan assets		165	0
Significant Other Observable Inputs (Level 2) | Non-U.S. Pension | International-Developed
Retirement Plans [Line Items]
Fair value of plan assets		293	0
Significant Other Observable Inputs (Level 2) | Non-U.S. Pension | International - Emerging
Retirement Plans [Line Items]
Fair value of plan assets		0	0
Significant Other Observable Inputs (Level 2) | Non-U.S. Pension | Government
Retirement Plans [Line Items]
Fair value of plan assets		412	122
Significant Other Observable Inputs (Level 2) | Non-U.S. Pension | Corporate/Other
Retirement Plans [Line Items]
Fair value of plan assets		176	28
Significant Other Observable Inputs (Level 2) | Non-U.S. Pension | Hedge Funds
Retirement Plans [Line Items]
Fair value of plan assets		169	172
Significant Other Observable Inputs (Level 2) | Non-U.S. Pension | Real Estate
Retirement Plans [Line Items]
Fair value of plan assets		0	0
Significant Other Observable Inputs (Level 2) | Postretirement Benefits
Retirement Plans [Line Items]
Fair value of plan assets		0	0
Significant Other Observable Inputs (Level 2) | Postretirement Benefits | Cash
Retirement Plans [Line Items]
Fair value of plan assets		0	0
Significant Other Observable Inputs (Level 2) | Postretirement Benefits | Large-Cap
Retirement Plans [Line Items]
Fair value of plan assets		0	0
Significant Other Observable Inputs (Level 2) | Postretirement Benefits | Small-Cap
Retirement Plans [Line Items]
Fair value of plan assets		0	0
Significant Other Observable Inputs (Level 2) | Postretirement Benefits | International-Developed
Retirement Plans [Line Items]
Fair value of plan assets		0	0
Significant Other Observable Inputs (Level 2) | Postretirement Benefits | International - Emerging
Retirement Plans [Line Items]
Fair value of plan assets		0	0
Significant Other Observable Inputs (Level 2) | Postretirement Benefits | Government
Retirement Plans [Line Items]
Fair value of plan assets		0	0
Significant Other Observable Inputs (Level 2) | Postretirement Benefits | Corporate/Other
Retirement Plans [Line Items]
Fair value of plan assets		0	0
Significant Other Observable Inputs (Level 2) | Postretirement Benefits | Commodities
Retirement Plans [Line Items]
Fair value of plan assets		0	0
Significant Other Observable Inputs (Level 2) | Postretirement Benefits | Real Estate
Retirement Plans [Line Items]
Fair value of plan assets		0	0
Fair Value, Inputs, Level 3 | U.S. Pension Plans
Retirement Plans [Line Items]
Fair value of plan assets		0	0
Fair Value, Inputs, Level 3 | U.S. Pension Plans | Cash
Retirement Plans [Line Items]
Fair value of plan assets		0	0
Fair Value, Inputs, Level 3 | U.S. Pension Plans | Large-Cap
Retirement Plans [Line Items]
Fair value of plan assets		0	0
Fair Value, Inputs, Level 3 | U.S. Pension Plans | Small-Cap
Retirement Plans [Line Items]
Fair value of plan assets		0	0
Fair Value, Inputs, Level 3 | U.S. Pension Plans | International-Developed
Retirement Plans [Line Items]
Fair value of plan assets		0	0
Fair Value, Inputs, Level 3 | U.S. Pension Plans | Government
Retirement Plans [Line Items]
Fair value of plan assets		0	0
Fair Value, Inputs, Level 3 | U.S. Pension Plans | Corporate/Other
Retirement Plans [Line Items]
Fair value of plan assets		0	0
Fair Value, Inputs, Level 3 | U.S. Pension Plans | Hedge Funds
Retirement Plans [Line Items]
Fair value of plan assets			0	$ 4
Fair Value, Inputs, Level 3 | Non-U.S. Pension
Retirement Plans [Line Items]
Fair value of plan assets		0	0
Fair Value, Inputs, Level 3 | Non-U.S. Pension | Cash
Retirement Plans [Line Items]
Fair value of plan assets		0	0
Fair Value, Inputs, Level 3 | Non-U.S. Pension | Large-Cap
Retirement Plans [Line Items]
Fair value of plan assets		0	0
Fair Value, Inputs, Level 3 | Non-U.S. Pension | International-Developed
Retirement Plans [Line Items]
Fair value of plan assets		0	0
Fair Value, Inputs, Level 3 | Non-U.S. Pension | International - Emerging
Retirement Plans [Line Items]
Fair value of plan assets		0	0
Fair Value, Inputs, Level 3 | Non-U.S. Pension | Government
Retirement Plans [Line Items]
Fair value of plan assets		0	0
Fair Value, Inputs, Level 3 | Non-U.S. Pension | Corporate/Other
Retirement Plans [Line Items]
Fair value of plan assets		0	0
Fair Value, Inputs, Level 3 | Non-U.S. Pension | Hedge Funds
Retirement Plans [Line Items]
Fair value of plan assets		0	0
Fair Value, Inputs, Level 3 | Non-U.S. Pension | Real Estate
Retirement Plans [Line Items]
Fair value of plan assets		0	0
Fair Value, Inputs, Level 3 | Postretirement Benefits
Retirement Plans [Line Items]
Fair value of plan assets		0	0
Fair Value, Inputs, Level 3 | Postretirement Benefits | Cash
Retirement Plans [Line Items]
Fair value of plan assets		0	0
Fair Value, Inputs, Level 3 | Postretirement Benefits | Large-Cap
Retirement Plans [Line Items]
Fair value of plan assets		0	0
Fair Value, Inputs, Level 3 | Postretirement Benefits | Small-Cap
Retirement Plans [Line Items]
Fair value of plan assets		0	0
Fair Value, Inputs, Level 3 | Postretirement Benefits | International-Developed
Retirement Plans [Line Items]
Fair value of plan assets		0	0
Fair Value, Inputs, Level 3 | Postretirement Benefits | International - Emerging
Retirement Plans [Line Items]
Fair value of plan assets		0	0
Fair Value, Inputs, Level 3 | Postretirement Benefits | Government
Retirement Plans [Line Items]
Fair value of plan assets		0	0
Fair Value, Inputs, Level 3 | Postretirement Benefits | Corporate/Other
Retirement Plans [Line Items]
Fair value of plan assets		0	0
Fair Value, Inputs, Level 3 | Postretirement Benefits | Commodities
Retirement Plans [Line Items]
Fair value of plan assets		0	0
Fair Value, Inputs, Level 3 | Postretirement Benefits | Real Estate
Retirement Plans [Line Items]
Fair value of plan assets		$ 0	$ 0

[1]	* The fair value of certain investments in real estate do not have a readily determinable fair value and requires the fund managers to independently arrive at fair value by calculating net asset value ("NAV") per share. In order to calculate NAV per share, the fund managers value the real estate investments using any one, or a combination of, the following methods: independent third party appraisals, discounted cash flow analysis of net cash flows projected to be generated by the investment and recent sales of comparable investments. Assumptions used to revalue the properties are updated every quarter. Due to the fact that the fund managers calculate NAV per share, the Company utilizes a practical expedient for measuring the fair value of its real-estate investments, as provided for under ASC 820, "Fair Value Measurement." In applying the practical expedient, the Company is not required to further adjust the NAV provided by the fund manager in order to determine the fair value of its investment as the NAV per share is calculated in a manner consistent with the measurement principles of ASC 946, "Financial Services - Investment Companies," and as of the Company's measurement date. The Company believes this is an appropriate methodology to obtain the fair value of these assets. For the component of the real estate portfolio under development, the investments are carried at cost until they are completed and valued by a third party appraiser. In accordance with ASU No. 2015-07, "Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)," investments for which fair value is measured using the net asset value per share practical expedient should be disclosed separate from the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of total plan assets to the amounts presented in the notes to the consolidated financial statements.